Trade and other receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Trade receivables	[1]	$ 309	$ 515
Other receivables		129	37
Prepayments		76	114
Total		$ 514	$ 666	$ 610

[1]	Including cost reimbursements of $26m (2019: $67m).